Marketable securities (Tables)	12 Months Ended
May 31, 2019
Marketable securities
Schedule of marketable securities

	S&P rating at	Interest	Maturity	May 31,	May 31,
	purchase	rate	date	2019	2018
Fixed Income:
Ford Motor Credit Co. LLC	BBB	3.700%	8/02/18	$—	$1,015
Sobeys Inc.	BB+	3.520%	8/08/18	—	3,040
Canadian Western Bank	A-	3.077%	1/14/19	—	1,528
Sun Life Financial Inc.	A	2.770%	5/13/19	—	3,018
Ford Motor Credit Co. LLC	BBB	3.140%	6/14/19	5,074	5,101
Canadian Western Bank	A-	3.463%	12/17/19	1,019	1,025
Laurentian Bank of Canada	BBB	2.500%	1/23/20	—	3,003
Enercare Solutions Inc.	BBB	4.600%	2/03/20	3,907	3,974
Enbridge Inc.	BBB+	4.530%	3/09/20	5,137	5,203
Choice Properties REIT	BBB	3.600%	4/20/20	5,062	5,091
Westcoast Energy Inc.	BBB+	4.570%	7/02/20	—	5,293
Citigroup Inc. (USD)	BBB+	2.050%	12/17/18	—	3,914
Royal Bank of Canada (USD)	AA-	1.625%	4/15/19	—	3,857
				$20,199	$45,062